Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Summary of investment securities

(in thousands)	2012	2011
U.S. Treasury	$2,030	$2,054
Government sponsored enterprises	55,180	70,314
Asset-backed securities	107,872	107,329
Obligations of states and political subdivisions	35,164	34,109

Total available for sale securities	$200,246	$213,806

The amortized cost and fair value of debt securities

(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
U.S. Treasury	$2,000	$30	$0	$2,030
Government sponsored enterprises	54,327	853	0	55,180
Asset-backed securities	104,607	3,276	11	107,872
Obligations of states and political subdivisions	33,959	1,222	17	35,164

Total available for sale securities	$194,893	$5,381	$28	$200,246

Weighted average yield at end of period	2.54%
December 31, 2011
U.S. Treasury	$2,000	$54	$0	$2,054
Government sponsored enterprises	69,703	629	18	70,314
Asset-backed securities	103,806	3,547	24	107,329
Obligations of states and political subdivisions	32,716	1,394	1	34,109

Total available for sale securities	$208,225	$5,624	$43	$213,806

Weighted average yield at end of period	2.89%

Contractual maturity of amortized cost and fair value of debt securities

	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$3,919	$3,951
Due after one year through five years	63,985	65,154
Due after five years through ten years	20,478	21,340
Due after ten years	1,904	1,929

Total	90,286	92,374
Asset-backed securities	104,607	107,872

Total available for sale securities	$194,893	$200,246

Gross unrealized losses on debt securities and the fair value of the related securities

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2012
Government sponsored enterprises	$1,044	$0	$0	$0	$1,044	$0
Asset-backed securities	4,729	(11)	0	0	4,729	(11)
Obligations of states and political subdivisions	2,114	(17)	150	0	2,264	(17)

Total	$7,887	$(28)	$150	$0	$8,037	$(28)

(in thousands)
At December 31, 2011
Government sponsored enterprises	$13,250	$(18)	$0	$0	$13,250	$(18)
Asset-backed securities	4,591	(24)	0	0	4,591	(24)
Obligations of states and political subdivisions	229	(1)	150	0	379	(1)

Total	$18,070	$(43)	$150	$0	$18,220	$(43)

Available for sale securities proceeds and gross realized gain loss net

(in thousands)	2012	2011	2010
Proceeds from sales of available for sales securities	$790	$0	$0

Gains realized on sales	26	0	0
Losses realized on sales	0	0	0
Other-than-temporary impairment recognized	0	0	0

Investment securities gains	$26	$0	$0